Investment properties (Tables)	12 Months Ended
Dec. 31, 2024
Text blocks [abstract]
Summary of Increase (Decrease) in fair value

	31 December	31 December
Cost	2024	2023
Opening balance	1,716,010	1,920,177
Transfer from property, plant and equipment	-	(204,167)
Closing balance	1,716,010	1,716,010

Accumulated depreciation
Opening balance	1,510,465	1,661,616
Transfer from property, plant and equipment	-	(163,899)
Depreciation and impairment charges during the year	18,211	12,748
Closing balance	1,528,676	1,510,465

Net book value	187,334	205,545

Summary of Investment properties and their fair values

31 December 2024	Level 1	Level 2	Level 3	Valuation Method
Investment properties in Gebze free zone	-	-	195,000	Discounted cash flow
Investment properties in Ankara	-	138,900	-	Market approach
Investment properties in Adana	-	47,000	-	Market approach
Investment properties in Aydın	-	27,000	-	Market approach
Total	-	212,900	195,000

31 December 2023	Level 1	Level 2	Level 3	Valuation Method
Investment properties in Gebze free zone	-	-	236,781	Discounted cash flow
Investment properties in Ankara	-	139,614	-	Market approach
Investment properties in Adana	-	35,373	-	Market approach
Investment properties in Aydın	-	23,101	-	Market approach
Total	-	198,088	236,781